ORDINARY SHARES	12 Months Ended
Dec. 31, 2019
Ordinary Shares
ORDINARY SHARES

15. ORDINARY SHARES

As of December 31, 2017, there were 34,206,939 and 4,708,415 Class A and Class C Ordinary Shares issued and outstanding, respectively.

The addition of ordinary shares during the years ended December 31, 2018 and 2019 came from the vest of restricted shares and the public offering in June 2018. Refer to Note 16-Share Based Compensation – Restricted Stock Award for further information on the vest of restricted shares and Note 1 (a)-Organization and Principal Activities – Background for further information on the public offering.

As of December 31, 2018, there were 38,756,289 and 4,708,415 Class A and Class C Ordinary Shares issued and outstanding, respectively.

As of December 31, 2019, there were 38,858,199 and 4,708,415 Class A and Class C Ordinary Shares issued and outstanding, respectively.